Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes High Yield Trust
Entity Central Index Key	0000745967
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000143970
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class A Shares
Trading Symbol	FHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 471,154,158
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Material Fund Change [Text Block]
C000143971
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class C Shares
Trading Symbol	FHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$94	1.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.81%
AssetsNet	$ 471,154,158
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Material Fund Change [Text Block]
C000130168
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	FHTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 471,154,158
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Material Fund Change [Text Block]
C000190443
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FHYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 471,154,158
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Material Fund Change [Text Block]
C000024613
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Service Shares
Trading Symbol	FHYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 471,154,158
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$471,154,158
Number of Investments	474
Portfolio Turnover	11%

Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	4.3%
Consumer Cyclical Services	4.3%
Health Care	4.8%
Packaging	4.9%
Gaming	5.4%
Automotive	5.6%
Midstream	5.7%
Cable Satellite	6.8%
Insurance - P&C	7.7%
Technology	12.1%

Material Fund Change [Text Block]